Operating costs and expenses by nature	12 Months Ended
Dec. 31, 2024
Operating costs and expenses by nature [Abstract]
Operating costs and expenses by nature

23. Operating costs and expenses by nature

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Equity-settled listing costs	1,912,693	—	—
Employee benefits expense	341,608	640,764	304,121
Professional service fees	66,657	141,938	157,768
Market incentives for charging services	120,461	231,121	113,224
Rental, facility and utilities	12,500	26,088	32,650
Cost of charging services revenues	21,936	21,167	28,447
Cost of energy solutions revenues	—	86,528	27,605
Promotion and advertising expenses	24,844	39,862	22,384
Traveling, entertainment and general office expenses	15,879	24,850	16,739
Depreciation of right-of-use assets	9,219	7,440	5,265
Depreciation of property, plant and equipment	210	947	1,480
Amortization of intangible assets	167	472	743
Bandwidth and server custody expenses	4,914	3,585	2,155
Payment processing costs	2,427	1,067	1,063
Net impairment losses on receivables, prepayments and other financial assets	22,042	73,816	300,921
Net impairment losses on inventories	—	3,296	—
Others	5,058	9,712	14,367
Total operating costs and expenses	2,560,615	1,312,653	1,028,932